SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryover	$ 8,185,845	$ 6,479,696
Stock compensation	247,574	325,320
Capitalized R&E costs	662,855	525,463
Bad debt expense	203,323	145,777
Other	107,538	58,236
Operating lease liabilities	274,962	79,319
Tax credits	480,724	332,690
Total deferred tax assets	10,162,821	7,946,501
Deferred tax liability:
Right-of-use asset tax liability	(261,215)	(77,766)
Depreciation and amortization	(50,463)	(59,248)
Total deferred tax liability	(311,678)	(137,014)
Less: valuation allowance	(9,851,143)	(7,809,487)
Deferred tax assets (liabilities), net